Summarized Financial Data - Tengizchevroil LLP - Summary of Income Statement Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Affiliate Statements Captions [Line Items]
Percentage of affiliate by summarized financial information	100.00%
Sales and other operating revenues	$ 196,913	$ 235,717	$ 155,606
Net income attributable to TCO	$ 21,411	35,608	15,689
Tengizchevroil
Affiliate Statements Captions [Line Items]
Percentage of affiliate by summarized financial information	100.00%
Sales and other operating revenues	$ 19,578	23,795	15,927
Costs and other deductions	10,193	11,596	8,186
Net income attributable to TCO	$ 6,569	$ 8,566	$ 5,418
Tengizchevroil
Affiliate Statements Captions [Line Items]
Equity method investment, ownership percentage	50.00%